Quarterly Financial and Common Stock Data (Unaudited) (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Parent Company Only Financial Information [Line Items]
After-tax gains from the sale of certain merchant generation facilities	$ 536
After-tax impairment charge for certain gathering and processing assets	164
After-taxcharge for disallowance of FERC-regulated plant		$ 89
After-taxcharge associated with Virginia legislation			$ 160
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act				$ (851)	$ 46	$ (851)	$ 0
Charges associated with equity method investments in wind-powered generation facilities, after tax						96
Virginia Electric and Power Company
Parent Company Only Financial Information [Line Items]
After-taxcharge associated with Virginia legislation			$ 160
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act				(93)	21	(93)	0
Dominion Energy Gas Holdings, LLC
Parent Company Only Financial Information [Line Items]
After-tax gains from the sale of certain merchant generation facilities	$ 165
After-taxcharge for disallowance of FERC-regulated plant		$ 89
Tax benefit resulting from remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act				$ (246)	$ (6)	$ (246)	$ 0